Average Annual Total Returns{- Overseas Portfolio} - 02.28 VIP Overseas Portfolio Initial, Service, Service 2 PRO-11 - Overseas Portfolio	VIP Overseas Portfolio-Initial VIP Return Before Taxes Past 1 year	VIP Overseas Portfolio-Initial VIP Return Before Taxes Past 5 years	VIP Overseas Portfolio-Initial VIP Return Before Taxes Past 10 years	VIP Overseas Portfolio-Service VIP Return Before Taxes Past 1 year	VIP Overseas Portfolio-Service VIP Return Before Taxes Past 5 years	VIP Overseas Portfolio-Service VIP Return Before Taxes Past 10 years	VIP Overseas Portfolio-Service 2 VIP Return Before Taxes Past 1 year	VIP Overseas Portfolio-Service 2 VIP Return Before Taxes Past 5 years	VIP Overseas Portfolio-Service 2 VIP Return Before Taxes Past 10 years	MS001 Past 1 year	MS001 Past 5 years	MS001 Past 10 years
Total	15.61%	9.25%	6.82%	15.49%	9.15%	6.72%	15.33%	8.98%	6.56%	8.02%	7.67%	5.69%